INVENTORIES - (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 22,082	$ 22,936
Precast products	0	6,772
Building materials for resale	1,645	1,992
Other	1,274	1,456
Inventory, Net	$ 25,001	$ 33,156